Other Revenues and Other Expenses - Summary of Other Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Other Revenue And Expense Net [Line Items]
Total other expenses	$ (1,018,918)	$ (17,242,136)	$ (25,585,553)	$ (50,969,096)
Other Expenses
Other Revenue And Expense Net [Line Items]
Loss from derecognition of disposal of assets		(7,656,437)	(19,116,521)	(45,185,031)
Other expenses		(4,084,664)	(3,304,653)	(3,058,504)
Claims		(1,870,308)	(3,140,284)	(2,670,560)
Fines		(3,630,727)	(24,095)	(55,001)
Transportation and distribution of natural gas		0	0	0
Total other expenses		$ (17,242,136)	$ (25,585,553)	$ (50,969,096)